Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO #1 ($)	Summary Compensation Table Total for PEO #2 ($)	Compensation Actually Paid to PEO #1 ($)(1)(2)	Compensation Actually Paid to PEO #2 ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income (Loss) ($)	Revenue ($)
2023	5,163,538	—	9,485,093	—	1,659,676	2,566,085	31	135	(287,917,000)	1,368,225,000
2022	8,382,861	—	(19,012,038)	—	907,013	(2,114,790)	17	81	(561,919,000)	1,008,696,000
2021	6,484,064	—	(29,263,387)	—	21,246,076	217,982	151	146	(382,963,000)	638,370,000
2020	21,694,522	949,986	102,300,236	949,986	7,145,337	16,644,399	272	115	(599,392,000)	217,746,000

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO #1	PEO #2	Non-PEO NEOs
2023	David Gandler	--	John Janedis, Edgar Bronfman, Jr., and Alberto Horihuela Suarez
2022	David Gandler	--	John Janedis, Edgar Bronfman, Jr., Alberto Horihuela Suarez and Simone Nardi
2021	David Gandler	--	Edgar Bronfman, Jr. and Alberto Horihuela Suarez
2020	David Gandler	John Textor(a)	Edgar Bronfman, Jr. and Simone Nardi
(a)John Textor served as our Chief Executive Officer from August 8, 2018 until April 1, 2020, as our Executive Chairman from April 1, 2020 to April 29, 2020 and as a director from August 8, 2018 to July 31, 2020. From April 29, 2020 through October 30, 2020, Mr. Textor served as our Head of Studio. He resigned from all positions with the Company as of October 30, 2020.

Peer Group Issuers, Footnote			Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s), (ii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected term equal to the half- life from vesting to the end of its contractual term, and (iii) for performance-based RSU awards, the closing price per share on the applicable year-end date(s) as adjusted for the probability of achievement of the applicable performance objectives as of each such date. For additional information on the assumptions used to calculate the valuation of the awards, see Note 15 to our consolidated financial statements for the year-end December 31, 2023 included in our Annual Report on Form 10-K filed with the SEC on March 5, 2024.
Adjustment To PEO Compensation, Footnote
The amounts reported in the “Compensation Actually Paid to PEO #1,” “Compensation Actually Paid to PEO #2,” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEOs or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our PEOs and our non-PEO NEOs for each applicable fiscal year and the Option Exercises and Stock Vested table for the value realized by each of them upon the vesting of stock awards during 2023.

Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020			2021		2022		2023
Adjustments	PEO #1	PEO #2	Average Non-PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(20,937,563)	—	(6,903,041)	(5,432,006)	(20,891,705)	(7,255,640)	(471,640)	(3,459,074)	(1,072,583)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	85,959,630	—	5,223,616	7,255,640	1,906,972	159,004	165,109	6,692,957	1,065,625
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	8,866,650	—	10,636,742	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	5,719,127	—	465,567	(32,402,476)	(1,804,638)	(15,911,093)	(1,636,967)	212,309	765,017
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	997,869	—	76,179	(5,168,339)	(238,722)	(4,387,170)	(914,821)	875,363	148,350
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	—	—	—	—	—	(611,214)	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	-	—	—	—	—	—	447,730	—	—
TOTAL ADJUSTMENTS	80,605,713	—	9,499,063	(35,747,181)	(21,028,093)	(27,394,899)	(3,021,803)	4,321,555	906,409

Non-PEO NEO Average Total Compensation Amount			$ 1,659,676	$ 907,013	$ 21,246,076	$ 7,145,337
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,566,085	(2,114,790)	217,982	16,644,399
Adjustment to Non-PEO NEO Compensation Footnote
The amounts reported in the “Compensation Actually Paid to PEO #1,” “Compensation Actually Paid to PEO #2,” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEOs or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our PEOs and our non-PEO NEOs for each applicable fiscal year and the Option Exercises and Stock Vested table for the value realized by each of them upon the vesting of stock awards during 2023.

Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020			2021		2022		2023
Adjustments	PEO #1	PEO #2	Average Non-PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(20,937,563)	—	(6,903,041)	(5,432,006)	(20,891,705)	(7,255,640)	(471,640)	(3,459,074)	(1,072,583)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	85,959,630	—	5,223,616	7,255,640	1,906,972	159,004	165,109	6,692,957	1,065,625
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	8,866,650	—	10,636,742	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	5,719,127	—	465,567	(32,402,476)	(1,804,638)	(15,911,093)	(1,636,967)	212,309	765,017
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	997,869	—	76,179	(5,168,339)	(238,722)	(4,387,170)	(914,821)	875,363	148,350
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	—	—	—	—	—	(611,214)	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	-	—	—	—	—	—	447,730	—	—
TOTAL ADJUSTMENTS	80,605,713	—	9,499,063	(35,747,181)	(21,028,093)	(27,394,899)	(3,021,803)	4,321,555	906,409

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table			•Revenue; •Adjusted EBITDA; and •Subscribers.
Total Shareholder Return Amount			$ 31	17	151	272
Peer Group Total Shareholder Return Amount			135	81	146	115
Net Income (Loss)			$ (287,917,000)	$ (561,919,000)	$ (382,963,000)	$ (599,392,000)
Company Selected Measure Amount			1,368,225,000	1,008,696,000	638,370,000	217,746,000
PEO Name	John Textor	David Gandler	David Gandler	David Gandler	David Gandler
Additional 402(v) Disclosure	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P Media and Entertainment Index (the “Peer Group”) for the period commencing on October 8, 2020, the date on which our common shares commenced trading on the New York Stock Exchange, through December 31 of the applicable year in the table above, and that all dividends, if any, were reinvested.
For additional details regarding our most important financial performance measures, please see the sections titled “Pay for Performance,” “Annual Performance Bonuses” and “Long-Term Equity Incentives” in our compensation discussion and analysis elsewhere in this Proxy Statement.

Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Subscribers
David Gandler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,163,538	$ 8,382,861	$ 6,484,064	$ 21,694,522
PEO Actually Paid Compensation Amount			9,485,093	(19,012,038)	(29,263,387)	102,300,236
John Textor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						949,986
PEO Actually Paid Compensation Amount						949,986
PEO | David Gandler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,459,074)	7,255,640	5,432,006	20,937,563
PEO | David Gandler [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,321,555	27,394,899	35,747,181	80,605,713
PEO | David Gandler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,692,957	159,004	7,255,640	85,959,630
PEO | David Gandler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			212,309	15,911,093	32,402,476	5,719,127
PEO | David Gandler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	8,866,650
PEO | David Gandler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			875,363	4,387,170	5,168,339	997,869
PEO | David Gandler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | David Gandler [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | John Textor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | John Textor [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | John Textor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | John Textor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | John Textor [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | John Textor [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | John Textor [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | John Textor [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,072,583)	471,640	20,891,705	6,903,041
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			906,409	3,021,803	21,028,093	9,499,063
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,065,625	165,109	1,906,972	5,223,616
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			765,017	1,636,967	1,804,638	465,567
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	10,636,742
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			148,350	914,821	238,722	76,179
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	611,214	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 447,730	$ 0	$ 0